Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	AtriCure, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-51470
Entity Tax Identification Number	34-1940305
Entity Address, Address Line One	7555 Innovation Way
Entity Address, City or Town	Mason
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45040
City Area Code	513
Local Phone Number	755-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	ATRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001323885
Amendment Flag	false